COMMITMENTS & CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum rental due in future periods of existing agreements
(In thousands)
2019	$285
2020	244
2021	252
2022	252
2023	252
Years thereafter	1,908
Total minimum lease payments	$3,193